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                                   PROSPECTUS

                                 October 1, 2000



                          BROWNIA SMALL-CAP GROWTH FUND
                           BROWNIA GROWTH EQUITY FUND


  Each Fund seeks capital appreciation by investing primarily in common stock. You may purchase Fund shares without a sales charge and the Funds do not incur
                        Rule 12b-1 (distribution) fees.




 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED EITHER FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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[LOGO]                                                         TABLE OF CONTENTS


RISK/RETURN SUMMARY                                                           2

FEE TABLES                                                                    5

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
AND PRINCIPAL RISKS                                                           7

MANAGEMENT                                                                   12

YOUR ACCOUNT                                                                 15

          HOW TO CONTACT THE FUNDS                                           15
          GENERAL INFORMATION                                                15
          BUYING SHARES                                                      16
          SELLING SHARES                                                     20
          EXCHANGE PRIVILEGES                                                22
          RETIREMENT ACCOUNTS                                                23


OTHER INFORMATION                                                            24

FINANCIAL HIGHLIGHTS                                                         26


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RISK/RETURN SUMMARY                                                       [LOGO]


CONCEPTS TO UNDERSTAND          BROWNIA SMALL-CAP GROWTH FUND


COMMON STOCK                    INVESTMENT OBJECTIVE  Capital Appreciation
means an equity or ownership
interest in a company           PRINCIPAL  INVESTMENT STRATEGY The Fund invests primarily in the common stock of small  domestic  growth  companies.  Growth  companies are  companies  that have
MARKET  CAPITALIZATION          exhibited an above average increase in earnings over the past few years and that
means the value of a            have strong,  sustainable  earnings  prospects and attractive stock prices.  The
company's common stock in       Fund primarily  invests in small companies whose market  capitalization  is less
the stock market                than $1.5 billion at the time of investment.


                                BROWNIA GROWTH EQUITY FUND

                                INVESTMENT OBJECTIVE  Capital Appreciation

                                PRINCIPAL  INVESTMENT STRATEGY The Fund invests primarily in the common stock of large  domestic  companies  that have  exhibited  an above  average  increase in earnings  over the past few  years and that have  strong,  sustainable  earnings prospects and  attractive  stock  prices.  The Fund may also invest in companies that do not  have  particularly  strong  earnings  histories  but do have  other attributes that may contribute to accelerated growth in the foreseeable  future.
                                The Fund primarily  invests in large  companies whose market  capitalization  is
                                $2.5 billion or greater at the time of investment.








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PRINCIPAL RISKS OF INVESTING IN THE FUNDS

GENERAL RISKS You could lose money on your investment in a Fund, or the Fund could under perform other investments, if any of the following occur:

     o The stock market does not recognize the growth potential of the stocks in the Fund's portfolio
     o Brown Investment Advisory & Trust Company's (the "Adviser") judgment as to the growth potential of a stock proves to be wrong
     o    The stock market goes down

SPECIFIC RISKS OF SMALL COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in BrownIA Small-Cap Growth Fund may have the following additional risks:

     o Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available
     o Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of small company stocks may not mirror the fluctuation of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

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For these and other reasons, the prices of small  capitalization  securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in BrownIA Small-Cap Growth Fund may exhibit a higher degree of volatility than the general domestic securities market.

WHO MAY WANT TO INVEST IN THE FUNDS

A Fund may be appropriate for you if you:
     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal
     o    Are willing to accept higher short-term risk

A Fund may not be appropriate for you if you:
     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves






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[LOGO]                                                               FEE TABLES


The following tables describe the various fees and expenses that you will bear if you invest in a Fund.

Shareholder fees are charges you pay when buying, selling or exchanging shares of a Fund. Operating expenses, which include fees of the Adviser, are paid out of a Fund's assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions           None
Maximum Deferred Sales Charge (Load)                                      None
Redemption Fee                                                            None
Exchange Fee                                                              None

ANNUAL FUND  OPERATING  EXPENSES
(EXPENSES  THAT ARE DEDUCTED FROM FUND ASSETS)

BROWNIA SMALL-CAP GROWTH FUND
      Management Fees                                                    1.00%
      Distribution (12b-1) Fees                                           None
      Other Expenses (1)                                                 0.35%
      TOTAL ANNUAL FUND OPERATING EXPENSES (2)                           1.35%
BROWNIA GROWTH EQUITY FUND
      Management Fees                                                    0.75%
      Distribution (12b-1) Fees                                           None
      Other Expenses (1)                                                 0.80%
      TOTAL ANNUAL FUND OPERATING EXPENSES (2)                           1.55%

(1)  Based on amounts for the fiscal year ended May 31, 2000.
(2) The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses to the extent that total annual fund expenses exceed 1.25% of the net assets of BrownIA Small-Cap Growth Fund and 1.00% of the net assets of BrownIA Growth Equity Fund. Fee waivers may be reduced or eliminated at any time.



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EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that a Fund's operating expenses remain the same as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             BROWNIA SMALL-CAP              BROWNIA GROWTH
                                GROWTH FUND                  EQUITY FUND
1 Year                              $138                          $158
3 Years                             $428                          $489
5 Years                             $739                          $844
10 Years                          $1,624                        $1,844








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                                                  INVESTMENT OBJECTIVES,
[LOGO]                                       PRINCIPAL INVESTMENT STRATEGIES
                                                  AND PRINCIPAL RISKS


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
INVESTMENT OBJECTIVES                                                           CONCEPTS TO UNDERSTAND

BROWNIA  SMALL-CAP  GROWTH FUND seeks to achieve  capital  appreciation  by     FUNDAMENTAL ANALYSIS
primarily investing in equity securities.                                       means the analysis of a
                                                                                company's financial
BROWNIA  GROWTH  EQUITY  FUND  seeks to  achieve  capital  appreciation  by     condition to help forecast
primarily investing in equity securities.                                       the future value of its
                                                                                stock price. This analysis
INVESTMENT STRATEGIES                                                           includes a review of a
                                                                                company's balance sheet
The  Adviser  relies on  selecting  individual  stocks  and does not try to     and  income  statement,
predict when the stock market might rise or fall. The Adviser uses in-house     asset  history, earnings
research  and  other  sources  to  conduct  analyses  of  prospective  Fund     history, product or service
investments.  As part of this analysis,  the Adviser may visit  prospective     development and management
companies, their suppliers and customers.                                       productivity.

THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO
SECURITIES

BROWNIA SMALL-CAP GROWTH FUND The Adviser starts by identifying a universe of small companies. From these companies, the Adviser selects those with the potential to grow earnings 20% or more annually and a market capitalization of less than $1.5 billion. The Adviser then performs a fundamental analysis of these companies. The Adviser uses the data to identify companies that have:
     o Significant business opportunities relative to their operating history and size
     o    Proprietary products, services or distribution systems
     o    Management with a plan we can understand and monitor
     o    Attractively priced stocks compared to their growth potential
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
                                The Adviser  plans to invest in these  companies  early in their life cycle
CONCEPTS TO UNDERSTAND          and to hold the  investments  for the long-term if they continue to satisfy the Fund's investment criteria.
PRICE/EARNINGS RATIO
means the price of a            BROWNIA GROWTH EQUITY FUND The Adviser  starts by using  in-house  research
stock divided by the            and other  sources to identify a universe of  superior  companies  across a
company's earnings per          range of industries. Superior companies are businesses that have:
share.                               o    Significant market  opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in
PRICE/SALES RATIO                         their respective markets
means the amountan                   o    Proprietary  products and services,  new product  development and
investor is willing to                    product cycle leadership that sustains a strong brand franchise
pay for a dollar of                  o    A strong management team that is proactive, consistently executes
revenue.                                  effectively and anticipates and adapts to change

PRICE/CASH FLOW RATIO           The Adviser then focuses on those  companies  that have the ability to grow
means the price of a            at above average rates over several years,  given the Adviser's belief that
stock divided by free           superior  investment returns are better achieved by low portfolio turnover.
cash flow per share.]           Factors considered include:
                                     o    Product cycles, pricing flexibility and product or geographic mix
                                     o    Cash flow and financial strength to fund growth
                                     o    Catalysts for growth such as changes in  regulation,  management, business cycle, business mix and industry consolidation

                                The Adviser then uses a range of valuation techniques including analyses of price/earnings  ratios,  price/sales  ratios and price/cash  flow ratios to identify those companies whose stocks are  attractively  valued relative to the  market,  their  peer  groups  and their own price  history.  Valuation techniques also permit the Adviser to mitigate the potential

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downside risk of an investment  candidate by demonstrating the difference in the estimated value of a company's stock compared to its market price.


THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES

The Adviser monitors the companies in a Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:
     o It subsequently fails to meet the Adviser's initial investment criteria
     o A more attractively priced company is found or if funds are needed for other purposes
     o It becomes overvalued relative to the long-term expectation for the stock price

INVESTMENT POLICIES

Under normal conditions, BrownIA Small-Cap Growth Fund will invest at least 65% of its total assets in common stock of small domestic companies and BrownIA Growth Equity Fund will invest at least 65% of its total assets in common stock of larger domestic companies. Although common stock often gives the owner the right to vote on measures affecting the company's organization and operations, neither Fund intends to exercise control over the management of companies in which it invests. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate over the shorter term.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, a Fund may assume a temporary defensive position and invest in prime commercial paper

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and other money market  instruments.  While  investing for  temporary  defensive purposes, a Fund may not achieve its investment objective.

INVESTMENT RISKS

GENERAL The value of a Fund's investments will fluctuate as the stock market fluctuates. An investment in a Fund is not by itself a complete or balanced investment program and there is no guarantee the Fund will achieve its investment objective. Nevertheless, investing in equity securities with different capitalizations may be important for investors seeking a diversified portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the value of their investments.

Because each Fund invests in growth stocks, there is a risk that the stocks will not continue to grow at expected rates, thus causing the price of the stock to decline. There is also the risk that the market will not recognize the growth potential of a stock. The Adviser's judgment as to the growth potential of a stock may also prove to be wrong. A decline in investor demand for growth stocks may also adversely affect the value of these securities.






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SPECIFIC RISKS OF SMALL COMPANIES  Because investing in small companies can have more risk than investing in larger, more established companies, an investment in BrownIA Small-Cap Growth Fund may have the following additional risks:

     o Analysts and other investors typically follow these companies less actively and information about these companies is not always readily available
     o Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of small company stocks may not mirror the fluctuations of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in BrownIA Small-Cap Growth Fund may exhibit a higher degree of volatility than the general domestic securities market.






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MANAGEMENT                                                                [LOGO]


Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

Each Fund's Adviser is Brown Investment Advisory & Trust Company, Furness House, 19 South Street, Baltimore, Maryland 21202. The Adviser is currently a privately-owned company. Prior to June 1998, the Adviser operated as a subsidiary of Bankers Trust Company under the name of Alex Brown Capital Advisory & Trust Company.

Subject to the general control of the Board, the Adviser makes investment decisions for each Fund. The Adviser receives an advisory fee of 1.00% of the average daily net assets of BrownIA Small-Cap Growth Fund and 0.75% of the average daily net assets of BrownIA Growth Equity Fund.

As of August 31, 2000, the Adviser had approximately $4.8 billion of assets under management.

A committee of investment professionals makes all investment decisions for each Fund and no other person is primarily responsible for making recommendations to that committee.

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OTHER SERVICE PROVIDERS

Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to each Fund. As of June 30, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $120 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's accountant, Forum Shareholder Services, LLC ("Transfer Agent") is each Fund's transfer agent and Forum Trust, LLC is each Fund's custodian.




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FUND EXPENSES

Each Fund pays for all of its expenses. Each Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among each Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of each Fund. Any waiver or expense reimbursement increases a Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Certain service providers have undertaken to waive a portion of their fees and/or reimburse certain expenses in order to limit each Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.25% or less of the average daily net assets of BrownIA Small-Cap Growth Fund and 1.00% or less of the average daily net assets of BrownIA Growth Equity Fund. Waivers may be reduced or eliminated at any time.











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[LOGO]                                                             YOUR ACCOUNT


GENERAL INFORMATION                                                             HOW TO CONTACT THE FUNDS

You may purchase or sell (redeem)  shares at the net asset value of a share     WRITE TO US AT:
(NAV) next  calculated  after the Transfer  Agent  receives your request in
proper form.  For instance,  if the Transfer  Agent  receives your purchase         BrownIA Funds
request in proper form after 4:00 p.m.  Eastern time, your transaction will         P.O. Box 446
be priced at the next business  day's NAV. A Fund cannot accept orders that         Portland, ME 04112
request a particular day or price for the  transaction or any other special
conditions.                                                                     OVERNIGHT ADDRESS:

Neither Fund issues share certificates.                                             BrownIA Funds
                                                                                    Two Portland Square
If you purchase  shares  directly  from a Fund,  you will  receive  monthly         Portland, Maine 04101
statements and a confirmation  of each  transaction.  You should verify the
accuracy of all  transactions  in your  account as soon as you receive your     TELEPHONE US AT:
confirmations.                                                                      (800) 540-6807 (toll free) or
                                                                                    (207) 879-0001
Each Fund  reserves the right to waive minimum  investment  amounts and may
temporarily  suspend (during unusual market  conditions) or discontinue any     WIRE INVESTMENTS (OR ACH
service or privilege.                                                           PAYMENTS) TO:

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close         Bankers Trust Company
of the New York Stock Exchange  (normally 4:00 p.m.,  Eastern time) on each         New York, New York
weekday except days when the New York Stock Exchange is closed. The time at         ABA #021001033
which NAV is calculated may change in case of an emergency. A Fund's NAV is
determined by taking the market value of all  securities  owned by the Fund         FOR CREDIT TO:
(plus all other  assets  such as cash),  subtracting  liabilities  and then         Forum Shareholder Services, LLC
dividing  the result (net  assets) by the number of shares  outstanding.  A         Account # 01-465-547
Fund values securities for which market quotations are readily available at         Re: (Name of Your Fund)
current market value.  If market  quotations are not readily  available,  a         (Your Name)
Fund values securities at fair value pursuant to procedures  adopted by the         (Your Account Number)]
Board.

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TRANSACTIONS  THROUGH  THIRD  PARTIES  If you  invest  through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

     CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to Forum Funds or to one or more owners of the account and endorsed to Forum Funds. For all other accounts, the check must be made payable on its face to Forum Funds. No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

     PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows you to purchase shares through an electronic transfer of money from a checking or savings account. When you make a payment by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. Your financial institution may charge you a fee for this service. You may call (800) 94FORUM or (800) 943-6786 to request an ACH transaction.

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     WIRES  Instruct  your  financial  institution  to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts investments in the following minimum amounts:

                                            MINIMUM INITIAL  MINIMUM ADDITIONAL
                                              INVESTMENT         INVESTMENT

Standard Accounts                               $5,000              $100
Traditional and Roth IRA Accounts               $2,000              $100
Accounts with Systematic Investment Plans       $2,000              $100

ACCOUNT REQUIREMENTS

                        TYPE OF ACCOUNT                                                   REQUIREMENT


INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS               o    Instructions must be signed by all persons required
Individual accounts are owned by one person, as are sole              to sign  exactly as their names appear on the account
proprietorship  accounts.
Joint  accounts  can have two or more owners  (tenants)

GIFTS OR TRANSFERS TO A MINOR                                    o    Depending on state laws, you can set up a custodial
(UGMA, UTMA) These custodial  accounts  provide a way to              account  under the UGMA or the UTMA
give moeny to a child and obtain tax benefits                    o    The custodian must sign  instructions in a manner
                                                                      indicating custodial capacity


BUSINESS ENTITIES                                                o    Submit a Corporate/Organization Resolution form
                                                                      or similar document

TRUSTS                                                           o    The trust must be established before an account can
                                                                      be opened
                                                                 o    Provide a certified trust document, or the pages
                                                                      from the trust document that identify the trustees

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INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                                              BY CHECK
o    Call or write us for an account application (and Corporate       o    Fill out an investment slip from a confirmation
     Organization/Resolution form if applicable)                           or write us a letter
o    Complete the application  (and  resolution  form)                o    Write your account number on your check
o    Mail us your  application  (and resolution form) and a check     o    Mail us the slip (or your letter) and the check

BY WIRE                                                               BY WIRE

o    Call or write us for an account  application (and Corporate      o    Call to notify us of your incoming wire
     Organization/Resolution  form if applicable)                     o    Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and resolution
     form) and we will  assign you an account  number
o    Mail us your  application (and resolution form)
o    Instruct your bank to wire your money to us

BY ACH PAYMENT                                                        BY SYSTEMATIC INVESTMENT
o    Call or write us for an account application (and Corporate       o    Complete the systematic investment section of the
     Organization/Resolution form if applicable)                           application
o    Complete the application (and resolution form)                   o    Attach a voided check to your application
o    Call us to fax the completed application (and resolution         o    Mail us the completed application and voided check
     form) and we will assign you an account number
o    Mail us your original application (and resolution form)
o    Make an ACH payment

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

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LIMITATIONS  ON  PURCHASES  Each Fund  reserves the right to refuse any purchase
(including exchange) request, particularly requests that could adversely affect a Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of a Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.









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SELLING SHARES

Each Fund processes redemption orders promptly. Generally, a Fund will send redemption proceeds to you within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT


BY MAIL
o Prepare a written request including:
        o Your name(s) and signature(s)
        o Your account number
        o The Fund name
        o The dollar amount or number of shares you want to sell
        o How and where to send the  redemption  proceeds
o Obtain a signature  guarantee (if required)
o Obtain other  documentation  (if required)
o Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
        o Your account number
        o Exact name(s) in which the account is registered
        o Additional form of identification
o Redemption proceeds will be:
        o Mailed to you or
        o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application


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WIRE  REDEMPTION  PRIVILEGES  You may  redeem  your  shares by wire  unless  you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:
     o Sales of over $50,000 worth of shares
     o Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawals, distribution, telephone redemption or exchange option or any other election in connection with your account

                                                                              21
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                                                                          [LOGO]


SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), a Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of the other Fund by telephone or in writing. You may also exchange Fund shares for Investor Shares of the Trust's money market funds. Because exchanges are treated as a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number).

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There is currently no limit on  exchanges,  but each Fund  reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE

BY MAIL
o  Prepare a written request including:
        o Your name(s) and signature(s)
        o Your account number
        o The names of each fund you are exchanging
        o The dollar  amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee if required
o Mail us your request and documentation


BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact name(s) in which account is registered
     o Additional form of identification


RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION                                                         [LOGO]

DISTRIBUTIONS

Each Fund distributes its net investment income quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

If you buy shares shortly before a Fund makes a distribution, you may pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you. The sale or exchange of Fund shares is a taxable transaction for income tax purposes.

Your Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

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For further information about the tax effects of investing in a Fund,  including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.













                                                                              25
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FINANCIAL HIGHLIGHTS                                                      [LOGO]

The following table is intended to help you understand the Funds' financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in each Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. Each Fund's financial statements and the auditor's report are included in the Funds' Annual Report dated May 31, 2000, which is available upon request, without charge.

                                                             BROWNIA SMALL-CAP         BROWN IA GROWTH EQUITY
                                                                 FUND(1)                     FUND(1)
                                                                         PERIOD ENDED MAY 31,
                                                                  2000                        2000
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                                        $10.00                      $10.00
Income From Investment Operations
     Net investment income (Loss)                                 (0.10)                       0.01
     Net realized and unrealized gain on securities                3.92                        0.85
Total From Investment Operations                                   3.82                        0.86
Less Distributions
     From net investment income                                     --                        (0.01)
Ending Net Asset Value                                           $13.82                      $10.85
OTHER INFORMATION
Ratios to Average Net Assets


     Expenses(2)                                                   1.25%                       1.00%
     Gross expenses(2)(3)                                          1.35%                       1.55%
     Net investment income(Loss)(2)                               (0.80)%                      0.14%
Total Return                                                      38.20%                       8.59%
Portfolio Turnover Rate                                              30%                         42%
Net Assets at End of Period (in thousands)                      $87,959                     $31,537

(1)  The Fund commenced operations on June 28, 1999.
(2)  Annualized.
(3) Reflects expense ratio in the absence of fee waivers and expense reimbursements.






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NOTES:

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NOTES:

                                     [LOGO]


                          BROWNIA SMALL-CAP GROWTH FUND

                           BROWNIA GROWTH EQUITY FUND

FOR MORE INFORMATION

            The following documents are available free upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS
Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.


                               CONTACTING THE FUND
 You can get a free copy of both reports and the SAI, request other information and discuss your questions about each Fund by contacting the Fund at:

                                  BrownIA Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                            800-540-6807 (toll free)
                                  207-879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at
 202-942-8090. You can get copies of this information, for a fee, by e-mail or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

Free copies of the reports and the SAI are available from the SEC's Internet Web
                          Site at http://www.sec.gov.

                    Investment Company Act File No. 811-3023